Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
CAPEX	€ 7,442	€ 7,209	€ 6,971
Acquisitions of other intangible assets	1,895	1,893	3,007
Acquisitions of property, plant and equipment	5,883	5,677	5,576
Total investments	7,778	7,570	8,583
Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	136	43	91
Licences [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	200	318	1,521
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	7,406	7,148	6,956
Total investments	7,742	7,509	8,568
Telecom activities, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	136	43	91
Telecom activities, operating segment [member] | Operating segments [member] | Licences [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	200	318	1,521
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	3,656	3,451	3,421
Total investments	3,656	3,463	3,421
France, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	1	1
France, operating segment [member] | Operating segments [member] | Licences [member]
Disclosure of operating segments [line items]
Other increase (decrease) in other intangible assets	(1)
Acquisitions of other intangible assets		11
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	1,120	1,115	1,086
Total investments	1,339	1,129	1,141
Spain, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	70	4	4
Spain, operating segment [member] | Operating segments [member] | Licences [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	149	10	51
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	953	897	874
Total investments	995	908	1,605
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	32	11	3
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Licences [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	10		728
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	1,008	1,021	962
Total investments	1,052	1,319	1,708
Africa and Middle-East, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	2	1	4
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licences [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	42	297	742
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	353	382	336
Total investments	384	406	360
Enterprise, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	31	24	24
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	316	282	277
Total investments	316	284	333
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		2	56
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	36	61	15
Total investments	€ 36	€ 61	€ 15